Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	143,777,559.24	17,657
Yield Supplement Overcollateralization Amount 07/31/24	1,704,230.37	0
Receivables Balance 07/31/24	145,481,789.61	17,657
Principal Payments	10,629,993.72	371
Defaulted Receivables	123,220.57	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	1,494,921.01	0
Pool Balance at 08/31/24	133,233,654.31	17,275

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.22%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,097,740.83	170
Past Due 61-90 days	805,407.99	59
Past Due 91-120 days	82,046.70	10
Past Due 121+ days	0.00	0
Total	2,985,195.52	239

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	159,897.89
Aggregate Net Losses/(Gains) - August 2024	(36,677.32)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	-0.25%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	-0.12%
Four Month Average	-0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	4.23%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	19.44

Flow of Funds	$ Amount
Collections	11,307,820.34
Investment Earnings on Cash Accounts	57,801.45
Servicing Fee	(121,234.82)
Transfer to Collection Account	-
Available Funds	11,244,386.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	41,064.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,219,847.29
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	610,141.34

Total Distributions of Available Funds	11,244,386.97

Servicing Fee	121,234.82
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	137,453,501.60
Principal Paid	10,543,904.93
Note Balance @ 09/16/24	126,909,596.67

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-3
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-4
Note Balance @ 08/15/24	80,783,501.60
Principal Paid	10,543,904.93
Note Balance @ 09/16/24	70,239,596.67
Note Factor @ 09/16/24	67.1378290%

Class B
Note Balance @ 08/15/24	37,770,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	37,770,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	18,900,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	18,900,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	90,340.70
Total Principal Paid	10,543,904.93
Total Paid	10,634,245.63

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.61000%
Interest Paid	41,064.95
Principal Paid	10,543,904.93
Total Paid to A-4 Holders	10,584,969.88

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0719422
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3965669
Total Distribution Amount	8.4685091

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3925153
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	100.7828802
Total A-4 Distribution Amount	101.1753955

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	400.22
Noteholders' Principal Distributable Amount	599.78

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	12,588,844.52
Investment Earnings	56,040.71
Investment Earnings Paid	(56,040.71)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$676,161.34	$1,005,957.72	$926,717.21
Number of Extensions	62	86	70
Ratio of extensions to Beginning of Period Receivables Balance	0.46%	0.64%	0.55%